INVESTMENTS IN AFFILIATES AND JOINT VENTURES - Summarized Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
ECGS
Balance Sheet
Current assets	$ 37,476	$ 34,415
Non-current assets	333	163
Current liabilities	25,836	23,648
Non-current liabilities	1,203	1,203
Non-controlling interest	0	0
Statement of Operations
Revenue	44,052	60,786
Net (loss) income	1,047	(595)
Golar Partners
Balance Sheet
Current assets	311,496	160,927
Non-current assets	2,115,875	2,091,781
Current liabilities	180,087	215,472
Non-current liabilities	1,399,683	1,432,807
Non-controlling interest	76,544	67,976
Statement of Operations
Revenue	433,102	441,598
Net (loss) income	144,848	185,742
The Cool Pool Limited (Pool Manager)
Balance Sheet
Current assets	40,661	9,695
Non-current assets	0	0
Current liabilities	40,661	9,695
Non-current liabilities	0	0
Non-controlling interest	0	0
Statement of Operations
Revenue	159,460	73,348
Net (loss) income	0	0
Golar Power
Balance Sheet
Current assets	61,374	59,419
Non-current assets	713,646	567,646
Current liabilities	60,033	60,613
Non-current liabilities	174,656	211,060
Non-controlling interest	0	0
Statement of Operations
Revenue	7,354	4,059
Net (loss) income	(7,899)	21,068
OneLNG
Balance Sheet
Current assets	14,955	19,939
Non-current assets	0	0
Current liabilities	10,941	1,137
Non-current liabilities	0	0
Non-controlling interest	0	0
Statement of Operations
Revenue	0	0
Net (loss) income	$ (14,883)	$ (1,200)